Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Investment securities available for sale	$ 295,686	$ 282,875
Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,077	5,611
Liabilities:
Derivative instruments, liabilities	2,087	5,649
U.S. Government Agency Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	244,544	205,512
Other Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	114	182
Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	9,851	10,174
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	37,319	58,996
Other Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	1,360	625
Hedged Commercial Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	1,634	5,924
Fair Value Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative instruments, liabilities	165	351
U.S. Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,498	2,484
U.S. Government Agency Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		4,902
Level 1 [Member] | Other Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	1,360	625
Level 1 [Member] | U.S. Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,498	2,484
Level 2 [Member] | Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,077	5,611
Liabilities:
Derivative instruments, liabilities	2,087	5,649
Level 2 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	244,544	205,512
Level 2 [Member] | Other Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	114	182
Level 2 [Member] | Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	37,319	58,996
Level 2 [Member] | Hedged Commercial Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	1,634	5,924
Level 2 [Member] | Fair Value Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative instruments, liabilities	165	351
Level 2 [Member] | U.S. Government Agency Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		4,902
Level 3 [Member] | Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	$ 9,851	$ 10,174